Quarterly Holdings Report
for
Fidelity Advisor® Multi-Asset Income Fund
September 30, 2025
AMAI-NPRT3-1125
1.9865900.110
Alternative Funds - 1.6%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $53,300,331)	5,392,197	51,083,521

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 11.0255% 10/20/2037 (d)(e)(f)	250,000	254,365
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (d)(e)(f)	747,000	751,883
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	399,000	402,257
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.1178% 1/16/2037 (d)(e)(f)	395,000	395,193
TOTAL BAILIWICK OF JERSEY		1,803,698
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.8176% 4/15/2037 (d)(e)(f)	258,000	260,578
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (d)(e)(f)	209,000	208,989
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (d)(e)(f)	402,000	413,364
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (d)(e)(f)	238,000	239,768
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (d)(e)(f)	1,000,000	1,018,947
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (d)(e)(f)	246,000	247,230
Bbam US Clo III Ltd Series 2025-3A Class DR, 5% 10/15/2038 (d)(f)	500,000	500,000
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5676% 7/15/2039 (d)(e)(f)	500,000	505,160
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.9065% 4/15/2038 (d)(e)(f)	337,000	338,923
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (d)(e)(f)	360,000	361,532
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8176% 7/15/2037 (d)(e)(f)	305,000	305,756
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (d)(e)(f)	190,000	192,318
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	227,000	229,236
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6755% 10/20/2037 (d)(e)(f)	323,000	328,369
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (d)(e)(f)	493,000	509,519
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (d)(e)(f)	206,000	207,633
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (d)(e)(f)	1,072,000	1,080,471
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (d)(e)(f)	223,000	224,973
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	342,000	345,209
Golub Capital Partners Clo 37b Ltd Series 2024-60A Class ER, CME Term SOFR 3 month Index + 6%, 10.3185% 10/25/2034 (d)(e)(f)	363,000	363,524
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (f)	1,000,000	1,025,811
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.3176% 7/15/2037 (d)(e)(f)	189,000	190,757
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5755% 10/20/2037 (d)(e)(f)	225,000	227,618
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8755% 7/20/2037 (d)(e)(f)	261,000	262,147
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 9.0755% 4/20/2037 (d)(e)(f)	341,000	343,829
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.7035% 2/20/2038 (d)(e)(f)	1,000,000	993,613
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (d)(e)(f)	420,000	423,186
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (d)(e)(f)	154,000	155,420
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (d)(e)(f)	1,000,000	1,007,991
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (d)(e)(f)	526,000	521,206
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.1255% 4/20/2038 (d)(e)(f)	138,000	138,374
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (d)(e)(f)	395,000	400,253
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		13,571,704
UNITED STATES - 0.0%
APL Finance DAC Series 2025-1A Class D, 8.15% 3/20/2036 (f)	660,000	659,840
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.4676% 10/15/2037 (d)(e)(f)	250,000	253,073
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5755% 4/20/2034 (d)(e)(f)	250,000	250,467
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.0755% 1/20/2038 (d)(e)(f)	181,000	185,090
TOTAL UNITED STATES		1,348,470
TOTAL ASSET-BACKED SECURITIES (Cost $16,580,311)		16,723,872

Bank Loan Obligations - 8.1%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2401% 8/1/2030 (d)(e)(g)	3,848,278	3,749,069
FRANCE - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA Tranche B-12 1LN, term loan CME Term SOFR 6 month Index + 3.6875%, 9.9375% 1/31/2026 (d)(e)(g)	2,398,865	2,206,955
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 3%, 10.25% 8/14/2026 (d)(e)(g)	6,179,196	5,746,653
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (d)(e)(g)	2,393,893	2,310,107

TOTAL FRANCE		10,263,715
LUXEMBOURG - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 9/29/2032 (d)(e)(g)(h)	1,750,000	1,715,000
UNITED KINGDOM - 0.5%
Communication Services - 0.1%
Entertainment - 0.1%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7802% 12/2/2031 (d)(e)(g)	4,461,068	4,448,264
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7779% 7/21/2030 (d)(e)(g)	4,725,413	4,721,491
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (d)(e)(g)	6,825,407	6,857,078
TOTAL UNITED KINGDOM		16,026,833
UNITED STATES - 7.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.6279% 4/15/2030 (d)(e)(g)	12,563,072	12,470,608
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 9/27/2032 (d)(e)(g)(h)	4,500,000	4,455,000
		16,925,608
Consumer Discretionary - 2.0%
Broadline Retail - 1.4%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/23/2032 (d)(e)(g)	42,417,828	42,364,807
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (d)(e)(g)	9,133,162	7,616,417
Hotels, Restaurants & Leisure - 0.3%
CE Intermediate I LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3764% 3/25/2032 (d)(e)(g)	1,488,750	1,489,375
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/29/2029 (d)(e)(g)	4,428,018	4,420,225
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (d)(e)(g)	3,098,727	3,016,952
		8,926,552
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9858% 6/6/2031 (d)(e)(g)	2,194,444	2,137,828
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 2/8/2028 (d)(e)(g)	2,243,346	2,111,235
		4,249,063
TOTAL CONSUMER DISCRETIONARY		63,156,839

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (d)(e)(g)(h)	3,000,000	2,925,000
Food Products - 0.1%
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (d)(e)(g)	3,005,000	3,001,244
TOTAL CONSUMER STAPLES		5,926,244

Health Care - 0.6%
Pharmaceuticals - 0.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.4134% 10/8/2030 (d)(e)(g)	19,640,775	19,327,701
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0134% 11/23/2028 (d)(e)(g)(i)	1,843,000	1,843,000
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5134% 11/23/2029 (d)(e)(g)(i)	655,000	654,999
		2,497,999
Information Technology - 3.6%
IT Services - 2.6%
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	50,710,000	50,829,676
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (d)(e)(g)	32,704,424	32,054,913
		82,884,589
Software - 1.0%
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	13,007,400	13,455,635
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (d)(e)(g)	17,311,613	16,727,346
		30,182,981
TOTAL INFORMATION TECHNOLOGY		113,067,570

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (d)(e)(g)	3,456,250	3,487,944
TOTAL UNITED STATES		224,389,905
TOTAL BANK LOAN OBLIGATIONS (Cost $254,645,798)		256,144,522

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (d)(i) (Cost $178,442)	200,000	100,657

Common Stocks - 47.7%
	Shares	Value ($)
CANADA - 7.7%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.3%
Pizza Pizza Royalty Corp (j)	848,200	9,367,561
Restaurant Brands International Inc	1,054	67,615
		9,435,176
Specialty Retail - 0.6%
Aritzia Inc Subordinate Voting Shares (k)	130,900	7,917,771
Groupe Dynamite Inc Subordinate Voting Shares	231,800	9,946,897
		17,864,668
TOTAL CONSUMER DISCRETIONARY		27,299,844

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	930	49,617
Metro Inc/CN	603	40,499
North West Co Inc/The	133,579	4,589,889
		4,680,005
Food Products - 0.1%
Maple Leaf Foods Inc	109,000	2,820,356
TOTAL CONSUMER STAPLES		7,500,361

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd	1,860	59,474
Imperial Oil Ltd	969	87,862
South Bow Corp	155,000	4,385,931
Teekay Tankers Ltd Class A	233,100	11,783,205
		16,316,472
Financials - 0.2%
Banks - 0.2%
Toronto Dominion Bank	98,700	7,892,028
Materials - 0.5%
Chemicals - 0.1%
Nutrien Ltd (United States)	79,900	4,690,929
Containers & Packaging - 0.1%
CCL Industries Inc Class B	75,336	4,246,142
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd/CA (United States)	34,000	5,731,040
TOTAL MATERIALS		14,668,111

Utilities - 5.4%
Gas Utilities - 0.2%
AltaGas Ltd (j)	248,300	7,650,430
Independent Power and Renewable Electricity Producers - 5.2%
Capital Power Corp (j)	1,708,000	80,202,486
TransAlta Corp (j)	5,905,200	80,662,394
		160,864,880
TOTAL UTILITIES		168,515,310

TOTAL CANADA		242,192,126
FRANCE - 0.3%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA	349,332	6,638,006
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Sequans Communications SA ADR (j)(k)	350,330	3,314,122
TOTAL FRANCE		9,952,128
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	158	33,477
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Siemens AG	185	49,946
TOTAL GERMANY		83,423
IRELAND - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	292	72,007
ITALY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	538	53,171
JAPAN - 0.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Metaplanet Inc (k)	3,186,300	12,388,833
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hitachi Ltd	2,024	53,622
TOTAL JAPAN		12,442,455
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	1,888	112,788
MONACO - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Scorpio Tankers Inc	664,970	37,271,569
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	507	115,459
NORWAY - 1.7%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Frontline PLC (j)	2,406,628	54,847,052
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	634	177,070
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Genius Sports Ltd Class A (j)(k)	739,774	9,158,403
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Unilever PLC	761	44,982
Tobacco - 0.0%
Imperial Brands PLC	529	22,472
TOTAL CONSUMER STAPLES		67,454

Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	47,566	7,287,164
Industrials - 0.3%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	6,489	104,306
Commercial Services & Supplies - 0.3%
Serco Group PLC	2,770,800	8,824,231
TOTAL INDUSTRIALS		8,928,537

TOTAL UNITED KINGDOM		25,441,558
UNITED STATES - 35.2%
Communication Services - 3.9%
Diversified Telecommunication Services - 0.3%
AT&T Inc	3,418	96,524
Lumen Technologies Inc (k)	1,269,000	7,766,281
Verizon Communications Inc	2,156	94,756
		7,957,561
Entertainment - 0.0%
Walt Disney Co/The	1,182	135,338
Interactive Media & Services - 3.1%
Alphabet Inc Class A	244,843	59,521,333
Meta Platforms Inc Class A	52,673	38,681,998
		98,203,331
Media - 0.4%
Charter Communications Inc Class A (k)	27,900	7,675,430
Comcast Corp Class A	2,096	65,856
Gray Media Inc	819,332	4,735,739
		12,477,025
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	22,563	5,401,131
TOTAL COMMUNICATION SERVICES		124,174,386

Consumer Discretionary - 5.0%
Automobile Components - 0.2%
American Axle & Manufacturing Holdings Inc (k)	1,047,655	6,296,407
Automobiles - 0.9%
Tesla Inc (k)	61,200	27,216,864
Broadline Retail - 1.4%
Amazon.com Inc (k)	178,244	39,137,035
eBay Inc	52,700	4,793,065
		43,930,100
Diversified Consumer Services - 0.0%
H&R Block Inc	779	39,394
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp	440	133,712
Monarch Casino & Resort Inc	38,100	4,032,504
Sharplink Gaming Inc (j)(k)	1,995,127	33,937,110
Starbucks Corp	536	45,345
		38,148,671
Specialty Retail - 1.3%
Abercrombie & Fitch Co Class A (k)	52,500	4,491,375
American Eagle Outfitters Inc	318,500	5,449,535
Burlington Stores Inc (k)	226	57,517
Dick's Sporting Goods Inc	34,304	7,623,035
Gap Inc/The	205,100	4,387,089
Group 1 Automotive Inc	15,760	6,895,158
Lowe's Cos Inc	22,758	5,719,313
Sleep Number Corp (j)(k)	213,572	1,499,275
Sportsman's Warehouse Holdings Inc (j)(k)	1,867,698	5,173,523
TJX Cos Inc/The	879	127,051
		41,422,871
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co	72	3,765
Tapestry Inc	789	89,331
		93,096
TOTAL CONSUMER DISCRETIONARY		157,147,403

Consumer Staples - 0.7%
Beverages - 0.3%
Coca-Cola Co/The	1,829	121,299
Constellation Brands Inc Class A	59,000	7,945,530
Keurig Dr Pepper Inc	3,002	76,581
		8,143,410
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc Class A	908	15,899
BJ's Wholesale Club Holdings Inc (k)	719	67,047
Costco Wholesale Corp	12	11,107
Dollar Tree Inc (k)	54,400	5,133,728
Target Corp	546	48,976
Walmart Inc	2,144	220,961
		5,497,718
Food Products - 0.3%
JM Smucker Co	279	30,299
Lamb Weston Holdings Inc	152,800	8,874,625
Mondelez International Inc	751	46,915
Westrock Coffee Co (j)(k)	124,956	607,287
		9,559,126
Household Products - 0.0%
Procter & Gamble Co/The	1,173	180,231
Personal Care Products - 0.0%
Kenvue Inc	1,867	30,301
TOTAL CONSUMER STAPLES		23,410,786

Energy - 6.0%
Energy Equipment & Services - 0.5%
Archrock Inc	238,600	6,277,566
Kodiak Gas Services Inc	231,541	8,560,071
		14,837,637
Oil, Gas & Consumable Fuels - 5.5%
Antero Resources Corp (k)	193,400	6,490,504
Cheniere Energy Inc	32,400	7,613,352
Chevron Corp	231	35,872
DHT Holdings Inc	6,376,889	76,203,824
Energy Transfer LP	427,716	7,339,607
Enterprise Products Partners LP	1,731	54,128
Exxon Mobil Corp	2,818	317,730
International Seaways Inc (j)	1,212,184	55,857,439
Ovintiv Inc	146,200	5,903,556
PBF Energy Inc Class A	244,300	7,370,531
Phillips 66	232	31,556
Shell PLC	2,382	84,897
Shell PLC ADR	102,500	7,331,825
Valero Energy Corp	186	31,668
		174,666,489
TOTAL ENERGY		189,504,126

Financials - 6.2%
Banks - 3.5%
Bank of America Corp	304,944	15,732,061
Citigroup Inc	189,600	19,244,400
Huntington Bancshares Inc/OH	5,418	93,569
JPMorgan Chase & Co	76,265	24,056,269
M&T Bank Corp	572	113,039
PNC Financial Services Group Inc/The	78,780	15,829,265
Truist Financial Corp	343,100	15,686,532
US Bancorp	1,657	80,083
Wells Fargo & Co	188,936	15,836,616
		106,671,834
Capital Markets - 1.9%
Bank of New York Mellon Corp/The	215,300	23,459,088
Blackrock Inc	91	106,094
Charles Schwab Corp/The	159,086	15,187,940
Morgan Stanley	97,800	15,546,288
Strive Inc Class A (j)(k)	2,054,157	5,135,393
		59,434,803
Consumer Finance - 0.0%
Capital One Financial Corp	429	91,197
Financial Services - 0.8%
Apollo Global Management Inc	437	58,239
PayPal Holdings Inc (k)	209,300	14,035,658
Rocket Cos Inc Class A (j)	591,512	11,463,503
Visa Inc Class A	166	56,669
		25,614,069
Insurance - 0.0%
American Financial Group Inc/OH	576	83,935
Chubb Ltd	607	171,326
Hartford Insurance Group Inc/The	942	125,653
Marsh & McLennan Cos Inc	498	100,362
Travelers Companies Inc/The	474	132,350
		613,626
TOTAL FINANCIALS		192,425,529

Health Care - 2.8%
Biotechnology - 0.5%
AbbVie Inc	38,184	8,841,123
Gilead Sciences Inc	64,346	7,142,406
		15,983,529
Health Care Equipment & Supplies - 0.2%
Bausch + Lomb Corp (United States) (k)	514,642	7,755,655
Health Care Providers & Services - 0.6%
Cigna Group/The	173	49,867
Kindly MD Inc (k)	3,820,300	4,087,721
LifeStance Health Group Inc (k)	551,800	3,034,900
UnitedHealth Group Inc	35,319	12,195,651
		19,368,139
Life Sciences Tools & Services - 0.0%
Danaher Corp	504	99,923
Pharmaceuticals - 1.5%
Eli Lilly & Co	22,492	17,161,397
GSK PLC	3,021	64,867
GSK PLC ADR	291,300	12,572,508
Johnson & Johnson	1,024	189,870
Merck & Co Inc	92,362	7,751,943
Roche Holding AG	31	10,322
Royalty Pharma PLC Class A	208,691	7,362,618
		45,113,525
TOTAL HEALTH CARE		88,320,771

Industrials - 2.2%
Aerospace & Defense - 1.0%
BWX Technologies Inc	24,800	4,572,376
Byrna Technologies Inc (j)(k)	920,972	20,408,740
GE Aerospace	413	124,239
General Dynamics Corp	263	89,683
Huntington Ingalls Industries Inc	235	67,658
Northrop Grumman Corp	147	89,570
RTX Corp	36,300	6,074,079
		31,426,345
Air Freight & Logistics - 0.2%
United Parcel Service Inc Class B	63,400	5,295,802
Building Products - 0.3%
Builders FirstSource Inc (k)	52,000	6,305,000
Johnson Controls International plc	866	95,217
Resideo Technologies Inc (k)	106,400	4,594,352
		10,994,569
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	554	26,257
Veralto Corp	272	28,998
		55,255
Electrical Equipment - 0.2%
AMETEK Inc	374	70,312
GE Vernova Inc	10,535	6,477,972
		6,548,284
Ground Transportation - 0.0%
Norfolk Southern Corp	393	118,061
Machinery - 0.1%
Crane Co	444	81,758
ITT Inc	936	167,319
Kennametal Inc (j)	179,837	3,763,989
		4,013,066
Passenger Airlines - 0.4%
Delta Air Lines 1991 Series K Pass Through Trust	202,200	11,474,850
Professional Services - 0.0%
KBR Inc	468	22,131
Trading Companies & Distributors - 0.0%
Watsco Inc	141	57,006
TOTAL INDUSTRIALS		70,005,369

Information Technology - 7.4%
Communications Equipment - 0.2%
Cisco Systems Inc	111,925	7,657,909
Electronic Equipment, Instruments & Components - 0.0%
Crane NXT Co	605	40,577
IT Services - 0.0%
Amdocs Ltd	742	60,882
GTT Communications Inc (i)(k)	1,508	57,017
IBM Corporation	165	46,556
		164,455
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices Inc	288	70,762
Broadcom Inc	73,034	24,094,647
NVIDIA Corp	348,200	64,967,157
		89,132,566
Software - 2.8%
BitMine Immersion Technologies Inc (j)(k)	856,784	44,492,793
Gen Digital Inc	1,218	34,579
Microsoft Corp	49,873	25,831,720
SentinelOne Inc Class A (k)	250,000	4,402,500
Zoom Communications Inc Class A (k)	158,318	13,061,235
		87,822,827
Technology Hardware, Storage & Peripherals - 1.5%
Apple Inc	183,953	46,839,952
TOTAL INFORMATION TECHNOLOGY		231,658,286

Materials - 0.3%
Chemicals - 0.3%
Linde PLC	526	249,850
Mativ Holdings Inc	240,370	2,718,585
Mosaic Co/The	218,900	7,591,452
		10,559,887
Containers & Packaging - 0.0%
Ball Corp	1,086	54,756
Crown Holdings Inc	540	52,159
		106,915
Metals & Mining - 0.0%
Freeport-McMoRan Inc	1,031	40,435
TOTAL MATERIALS		10,707,237

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Inc (k)	219,100	2,320,269
Specialized REITs - 0.0%
American Tower Corp	269	51,734
Lamar Advertising Co Class A	807	98,793
Public Storage Operating Co	318	91,854
		242,381
TOTAL REAL ESTATE		2,562,650

Utilities - 0.6%
Electric Utilities - 0.1%
Constellation Energy Corp	10,823	3,561,525
Exelon Corp	848	38,168
FirstEnergy Corp	699	32,028
NextEra Energy Inc	1,829	138,071
PG&E Corp	2,084	31,427
Southern Co/The	1,021	96,760
		3,897,979
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	314	24,599
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp (l)	74,873	14,669,118
Multi-Utilities - 0.0%
Ameren Corp	386	40,290
CenterPoint Energy Inc	1,061	41,167
WEC Energy Group Inc	391	44,805
		126,262
TOTAL UTILITIES		18,717,958

TOTAL UNITED STATES		1,108,634,501
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (k)	560,727	12,683,542
TOTAL COMMON STOCKS (Cost $1,165,302,795)		1,504,078,849

Convertible Corporate Bonds - 10.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Information Technology - 0.5%
Software - 0.5%
IREN Ltd 3.25% 6/15/2030 (f)	2,670,000	7,831,930
IREN Ltd 3.5% 12/15/2029 (f)	2,155,000	7,700,893

TOTAL AUSTRALIA		15,532,823
CHINA - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Alibaba Group Holding Ltd 0.5% 6/1/2031	9,750,000	17,910,750
ISRAEL - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Wix.com Ltd 0% 9/15/2030 (f)(m)	6,031,000	6,585,852
UNITED STATES - 9.5%
Communication Services - 0.7%
Media - 0.7%
Cardlytics Inc 4.25% 4/1/2029	8,636,000	4,547,291
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	7,515,000	18,486,900
		23,034,191
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
Etsy Inc 1% 6/15/2030 (f)	10,335,000	11,265,150
Specialty Retail - 0.1%
RealReal Inc/The 4% 2/15/2031 (f)(n)	4,440,000	5,656,560
TOTAL CONSUMER DISCRETIONARY		16,921,710

Financials - 0.8%
Capital Markets - 0.5%
Coinbase Global Inc 0.25% 4/1/2030	9,130,000	11,462,715
Galaxy Digital Holdings LP 2.5% 12/1/2029 (f)	3,500,000	5,739,221
		17,201,936
Consumer Finance - 0.1%
Upstart Holdings Inc 0% 2/15/2032 (f)(m)	3,400,000	3,060,000
Financial Services - 0.2%
Affirm Holdings Inc 0.75% 12/15/2029 (f)	5,650,000	6,135,900
TOTAL FINANCIALS		26,397,836

Health Care - 0.9%
Biotechnology - 0.8%
Alnylam Pharmaceuticals Inc 0% 9/15/2028 (f)(m)	3,700,000	3,665,313
Alnylam Pharmaceuticals Inc 1% 9/15/2027	2,300,000	3,780,050
Cytokinetics Inc 1.75% 10/1/2031 (f)	5,600,000	6,408,475
Cytokinetics Inc 3.5% 7/1/2027	7,715,000	10,000,569
		23,854,407
Health Care Equipment & Supplies - 0.1%
Merit Medical Systems Inc 3% 2/1/2029 (f)	4,250,000	4,938,500
TOTAL HEALTH CARE		28,792,907

Industrials - 1.6%
Aerospace & Defense - 0.3%
Axon Enterprise Inc 0.5% 12/15/2027	1,795,000	5,627,325
Rocket Lab USA Inc 4.25% 2/1/2029 (f)	569,000	5,325,805
		10,953,130
Electrical Equipment - 0.2%
Eos Energy Enterprises Inc 6.75% 6/15/2030 (f)	2,325,000	5,513,738
Fluence Energy Inc 2.25% 6/15/2030 (f)	1,371,000	1,155,067
		6,668,805
Ground Transportation - 0.5%
Hertz Corp/The 5.5% 10/1/2030 (f)	3,750,000	3,778,432
Lyft Inc 0.625% 3/1/2029	8,200,000	10,578,000
		14,356,432
Professional Services - 0.6%
BlackSky Technology Inc 8.25% 8/1/2033 (f)	2,750,000	3,093,750
Parsons Corp 2.625% 3/1/2029	13,022,000	14,845,080
		17,938,830
TOTAL INDUSTRIALS		49,917,197

Information Technology - 4.4%
IT Services - 0.3%
DigitalOcean Holdings Inc 0% 8/15/2030 (f)(m)	9,895,000	11,026,800
Semiconductors & Semiconductor Equipment - 0.8%
Cohu Inc 1.5% 1/15/2031 (f)	4,000,000	4,091,130
MKS Inc 1.25% 6/1/2030	8,850,000	9,690,750
ON Semiconductor Corp 0% 5/1/2027 (m)	8,750,000	9,957,500
		23,739,380
Software - 3.3%
Bit Digital Inc 4% 10/1/2030	3,697,000	3,937,305
Commvault Systems Inc 0% 9/15/2030 (f)(o)	4,568,000	4,714,176
MARA Holdings Inc 2.125% 9/1/2031	12,222,000	14,752,109
Riot Platforms Inc 0.75% 1/15/2030 (f)	33,169,000	50,640,943
Strategy Inc 0.625% 3/15/2030	7,432,000	16,636,532
Unity Software Inc 0% 3/15/2030 (f)(o)	4,005,000	5,409,253
Varonis Systems Inc 1% 9/15/2029	4,825,000	5,201,350
		101,291,668
TOTAL INFORMATION TECHNOLOGY		136,057,848

Real Estate - 0.6%
Health Care REITs - 0.4%
Ventas Realty LP 3.75% 6/1/2026	6,200,000	8,007,300
Welltower OP LLC 2.75% 5/15/2028 (f)	3,300,000	6,174,300
		14,181,600
Office REITs - 0.2%
Boston Properties LP 2% 10/1/2030 (f)	4,772,000	4,752,912
TOTAL REAL ESTATE		18,934,512

TOTAL UNITED STATES		300,056,201
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $302,620,185)		340,085,626

Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
UNITED STATES - 1.1%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (i)	103,820	2,682,709
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Bruker Corp 6.375% Series A	26,800	7,284,240
Industrials - 0.6%
Aerospace & Defense - 0.6%
Boeing Co Series A, 6%	263,800	18,323,548
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 8%	86,601	7,941,312
TOTAL UNITED STATES		36,231,809
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $31,691,138)		36,231,809

Foreign Government and Government Agency Obligations - 3.0%
		Principal Amount (a)	Value ($)
BRAZIL - 3.0%
Brazilian Federative Republic 10% 1/1/2027	BRL	339,625,000	61,086,313
Brazilian Federative Republic 10% 1/1/2031	BRL	201,305,000	33,100,105
TOTAL BRAZIL			94,186,418
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $89,515,949)			94,186,418

Non-Convertible Corporate Bonds - 7.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Mineral Resources Ltd 7% 4/1/2031 (f)	5,000,000	5,059,937
Mineral Resources Ltd 9.25% 10/1/2028 (f)	1,775,000	1,859,860

TOTAL AUSTRALIA		6,919,797
BRAZIL - 0.4%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (f)	4,955,000	848,543
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (f)	11,750,000	11,681,263
TOTAL BRAZIL		12,529,806
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (f)(p)	1,400,000	1,415,316
CANADA - 1.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)	5,705,000	5,668,882
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Enbridge Inc 8.5% 1/15/2084 (d)	4,345,000	4,969,442
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)	4,185,000	4,443,896
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (d)	4,350,000	4,544,815
		13,958,153
Financials - 0.1%
Banks - 0.1%
Royal Bank of Canada 6.35% 11/24/2084 (d)	4,650,000	4,586,376
Utilities - 0.2%
Gas Utilities - 0.2%
AltaGas Ltd 7.2% 10/15/2054 (d)(f)	5,665,000	5,859,950
TOTAL CANADA		30,073,361
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 7/15/2029 (f)	4,555,000	3,889,970
Altice France SA 5.5% 10/15/2029 (f)	10,578,000	9,149,297

TOTAL FRANCE		13,039,267
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc 7.5% 1/30/2030	1,500,000	1,518,570
UNITED STATES - 4.9%
Communication Services - 0.6%
Media - 0.6%
EchoStar Corp 10.75% 11/30/2029	13,190,658	14,526,213
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	5,423,150	5,590,996
		20,117,209
Consumer Discretionary - 0.6%
Automobile Components - 0.3%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (f)(q)	2,400,000	2,395,948
American Axle & Manufacturing Inc 7.75% 10/15/2033 (f)(q)	4,530,000	4,565,314
		6,961,262
Broadline Retail - 0.2%
Wayfair LLC 7.25% 10/31/2029 (f)	6,000,000	6,186,244
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	4,745,000	4,452,864
TOTAL CONSUMER DISCRETIONARY		17,600,370

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)	3,265,000	3,435,280
Food Products - 0.1%
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	3,210,000	3,465,490
TOTAL CONSUMER STAPLES		6,900,770

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (f)	195,000	193,844
International Seaways Inc 7.125% 9/23/2030	1,375,000	1,369,345
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	5,085,000	5,253,288
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	17,110,000	17,932,342
		24,748,819
Financials - 0.4%
Insurance - 0.4%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	2,635,000	2,597,496
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	1,395,000	1,436,409
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	7,220,000	7,509,652
		11,543,557
Health Care - 0.3%
Health Care Providers & Services - 0.1%
US Acute Care Solutions LLC 9.75% 5/15/2029 (f)	2,800,000	2,867,150
Pharmaceuticals - 0.2%
1261229 BC Ltd 10% 4/15/2032 (f)	6,220,000	6,375,824
TOTAL HEALTH CARE		9,242,974

Industrials - 0.5%
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (f)	3,665,000	3,808,173
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (f)	3,700,000	3,637,299
GEO Group Inc/The 8.625% 4/15/2029	1,505,000	1,593,342
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	4,350,000	4,252,125
		9,482,766
Construction & Engineering - 0.1%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (f)	1,615,000	1,633,791
TOTAL INDUSTRIALS		14,924,730

Information Technology - 0.5%
IT Services - 0.3%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (f)	1,350,000	1,410,750
CoreWeave Inc 9% 2/1/2031 (f)	4,730,000	4,847,678
CoreWeave Inc 9.25% 6/1/2030 (f)	3,660,000	3,780,026
		10,038,454
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(f)	1,397,012	1,466,862
Software - 0.2%
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	5,245,000	5,500,421
TOTAL INFORMATION TECHNOLOGY		17,005,737

Materials - 0.3%
Chemicals - 0.3%
Olympus Water US Holding Corp 7.125% 10/1/2027 (f)	2,800,000	2,849,693
WR Grace Holdings LLC 5.625% 8/15/2029 (f)	6,445,000	5,990,613
		8,840,306
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (f)	4,200,000	3,920,644
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	660,000	720,280
		4,640,924
Utilities - 0.6%
Electric Utilities - 0.6%
PacifiCorp 7.375% 9/15/2055 (d)	5,780,000	6,085,315
PG&E Corp 5.25% 7/1/2030	10,825,000	10,675,021
Vistra Operations Co LLC 7.75% 10/15/2031 (f)	2,110,000	2,232,785
		18,993,121
TOTAL UNITED STATES		154,558,517
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 8% 3/1/2033 (f)	4,395,000	4,640,491
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)	4,585,000	4,815,671
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)	2,300,000	2,432,940

TOTAL ZAMBIA		11,889,102
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $222,449,656)		231,943,736

Non-Convertible Preferred Stocks - 3.9%
	Shares	Value ($)
UNITED STATES - 3.9%
Information Technology - 3.9%
Software - 3.9%
Strategy Inc 10%	628,300	60,976,515
Strategy Inc Series A, 10%	554,619	62,244,890

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $112,324,948)		123,221,405

Preferred Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Energy Transfer LP 6.625% (d)(r)	4,558,000	4,587,842
Energy Transfer LP Series G, 7.125% (d)(r)	4,425,000	4,691,455
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (d)(e)(r)	4,525,000	4,582,488
Sunoco LP 7.875% (d)(f)(r)	7,480,000	7,618,665
		21,480,450
Financials - 0.0%
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(i)(r)	1,493,079	1,511,674
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp 7% (d)(f)(r)	4,460,000	4,619,367
Vistra Corp 8% (d)(f)(r)	4,395,000	4,657,812
		9,277,179
TOTAL UNITED STATES		32,269,303
TOTAL PREFERRED SECURITIES (Cost $29,370,557)		32,269,303

U.S. Treasury Obligations - 14.7%
	Yield (%) (s)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.58 to 5.16	463,026,000	227,117,869
US Treasury Bonds 1.875% 2/15/2051	4.53 to 5.20	410,008,000	234,201,055
TOTAL U.S. TREASURY OBLIGATIONS (Cost $453,660,724)			461,318,924

Money Market Funds - 8.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	4.21	35,536,586	35,543,693
Fidelity Securities Lending Cash Central Fund (t)(u)	4.19	227,625,531	227,648,294
TOTAL MONEY MARKET FUNDS (Cost $263,191,987)			263,191,987

TOTAL INVESTMENT IN SECURITIES - 108.0% (Cost $2,994,832,821)	3,410,580,629
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(253,184,037)
NET ASSETS - 100.0%	3,157,396,592

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Vistra Corp	Chicago Board Options Exchange	700	13,714,400	260.00	12/19/2025	(308,000)

						(308,000)
TOTAL WRITTEN OPTIONS						(308,000)

Currency Abbreviations
BRL	-	Brazilian Real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,083,521 or 1.6% of net assets.

(c)	Affiliated fund.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,823,800 or 11.9% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Level 3 security.
(j)	Security or a portion of the security is on loan at period end.
(k)	Non-income producing.
(l)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $13,714,400.
(m)	Zero coupon bond which is issued at a discount.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Principal Only Strips represent the right to receive the monthly principal payments.
(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,415,316 or 0.0% of net assets.

(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)	Security is perpetual in nature with no stated maturity date.
(s)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/28/2022 - 9/8/2025	53,300,331

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,101,300	943,858,910	939,415,146	1,065,017	(1,371)	-	35,543,693	35,536,586	0.1%
Fidelity Securities Lending Cash Central Fund	92,603,154	991,814,460	856,769,321	1,460,149	-	-	227,648,293	227,625,531	0.7%
Total	123,704,454	1,935,673,370	1,796,184,467	2,525,166	(1,371)	-	263,191,986

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	37,599,850	14,635,328	-	4,095,328	-	(1,151,657)	51,083,521	5,392,197
	37,599,850	14,635,328	-	4,095,328	-	(1,151,657)	51,083,521

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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